INVESTMENTS AND OTHER FINANCIAL ASSETS - Changes in Equity Method Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change In Investments [Roll Forward]
Balance at beginning of period	€ 63,438	€ 55,200
Proportionate share of net profit for the year ended	12,572	8,245
Proportionate share of remeasurement of defined benefit plans and other movements	1	(7)
Balance at end of period	€ 76,011	€ 63,438